Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (2,962)		$ 1,778		$ 267
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	277		290		265
Depreciation of equipment leased to others	46		38		51
Deferred taxes, including change in valuation allowance	1,778		(1,513)		17
Impairment of property and equipment and intangible assets	44		75		0
Amortization of debt issuance costs and discount	46		44		38
Stock-based compensation	19		36		24
Provision for doubtful accounts, net of recoveries	14		(6)		29
Equity in loss of non-consolidated affiliates, net of dividends	36		75		55
Other non-cash operating activities	20		(15)		61
Trade and other receivables	454		(212)		(136)
Finance receivables	741		8		546
Inventories	76		(129)		122
Accounts payable	(399)		247		(72)
Other assets and liabilities	420		164		(160)
Net cash provided by operating activities	610		880		1,107
Cash flows from investing activities
Purchases of marketable securities	(1,209)		(1,562)		(1,876)
Sales or maturities of marketable securities	1,461		1,430		1,290
Net change in restricted cash and cash equivalents	165		(147)		515
Capital expenditures	(309)	[1],[2]	(429)	[1],[2]	(234)	[1],[2]
Purchase of equipment leased to others	(61)		(71)		(45)
Proceeds from sales of property and equipment	18		32		23
Investments in non-consolidated affiliates	(42)		(65)		(97)
Proceeds from sales of affiliates	1		3		7
Business acquisitions, net of cash received	(12)		12		(2)
Acquisition of intangibles	(14)		(26)		(15)
Net cash provided by (used in) investment activities	(2)		(823)		(434)
Cash flows from financing activities
Proceeds from issuance of securitized debt	1,313		599		1,460
Principal payments on securitized debt	(1,976)		(708)		(1,579)
Proceeds from issuance of non-securitized debt	1,517		214		687
Principal payments on non-securitized debt	(616)		(107)		(883)
Net increase (decrease) in notes and debt outstanding under revolving credit facilities	(269)		137		(866)
Principal payments under financing arrangements and capital lease obligations	(35)		(86)		(62)
Debt issuance costs	(57)		(11)		(35)
Issuance of common stock	192		0		0
Purchase of treasury stock	(75)		(125)		0
Proceeds from exercise of stock options	2		40		35
Dividends paid by subsidiaries to non-controlling interest	(56)		(53)		(57)
Other financing activities	(3)		0		0
Net cash provided by (used in) financing activities	(63)		(100)		(1,300)
Effect of exchange rate changes on cash and cash equivalents	3		(3)		0
Increase (decrease) in cash and cash equivalents	548		(46)		(627)
Cash and cash equivalents at beginning of the year	539		585		1,212
Cash and cash equivalents at end of the year	$ 1,087		$ 539		$ 585

[1]	Exclusive of purchases of equipment leased to others.
[2]	Includes amounts related to discontinued operations. For more information, see Note 22, Discontinued Operations.